Goldman Sachs China Equity Fund Investment Strategy - Class A C Inst Inv R6 Shares [Member] - Goldman Sachs China Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in issuers economically tied to China. For purposes of the 80% investment policy, China includes Mainland China and China’s special administrative regions, such as Hong Kong. The Fund expects to invest primarily in common stocks, but may also invest in depositary receipts. This may include securities that trade in local Chinese, Hong Kong, or other foreign exchanges and securities that trade in Renminbi (“RMB”), the official currency of China. The Fund may invest in the securities of Chinese companies, normally restricted to residents of Mainland China (commonly known as “A Shares” or “China A Shares”), through the China Stock Connect program or other channels. The Fund may also invest in other investments including, but not limited to, “B Shares” of companies listed on the Shanghai and Shenzhen Stock Exchanges, “H Shares” of companies incorporated in Mainland China and listed on the Hong Kong Stock Exchange and other foreign exchanges, shares of “Red Chip” and “P-Chip” companies with controlling Chinese shareholders that are incorporated outside of Mainland China and listed on the Hong Kong Stock Exchange, and shares of companies listed on the Hong Kong Stock Exchange that generate the majority of their value and revenue from doing business in China. “Red Chip” companies are controlled, either directly or indirectly, by Mainland China state entities. “P-Chip” companies are controlled by Mainland Chinese companies or individuals. While the Fund may invest in companies of any market capitalization, it expects to primarily invest in large- and mid-capitalization companies. As of December 31, 2025, the Fund generally considers issuers with public stock market capitalizations of approximately $2.5 billion to $10 billion to be mid-capitalization companies, and issuers with public stock market capitalizations of approximately $10 billion or more to be large-capitalization companies. The Fund may also invest in futures, exchange-traded funds (“ETFs”) and other instruments with similar economic exposures. Allocation of the Fund’s investments is determined by the Investment Adviser’s assessment of a company’s upside potential and downside risk, how attractive it appears relative to other holdings, and how the addition will impact sector and industry weightings. The largest weightings in the Fund’s portfolio relative to the benchmark of the Fund are given to companies the Investment Adviser believes have the most upside return potential relative to their contribution to overall portfolio risk. The Investment Adviser employs a fundamental investment process that may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. No one factor or consideration is determinative in the stock selection process. The Fund may invest in the aggregate up to 20% of its Net Assets in: (i) equity investments in issuers that are not economically tied to China; and (ii) fixed income securities, such as government, corporate and bank debt obligations. The Investment Adviser measures the Fund's performance against the MSCI China All Shares Index (Net, USD, Unhedged).